Other Information - Components of managing director compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Information [Abstract]
Short-term benefits	€ 1,536	€ 970	€ 693
Other employment benefits	0	0	0
Post-employment benefits	42	0	0
Share-based payments	1,432	5,120	1,522
Total compensation	€ 3,010	€ 6,090	€ 2,215